Report Of The Directors Financial Review Risk Report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total financial assets	£ 306,141	£ 269,213
Trading assets	100,696	79,878	[1]	£ 83,706
Derivatives	174,116	225,238	[1]	141,221
Other financial assets	56,981	55,842
Total assets	702,970	716,646	[1]	596,027
Insurance contract liabilities	20,595	20,004	[1]	22,201
Reinsurance contract liabilities	33	33
Deferred tax	6	3	[1]	5
Total liabilities	678,465	693,413	[1]	572,882
Total equity	24,505	23,233	[1],[2]	23,145	£ 23,849
Total liabilities and equity	702,970	716,646	[1]	£ 596,027
Insurance manufacturing subsidiaries
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total financial assets	23,658	22,755
Trading assets		0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	14,890	13,164
Derivatives	97	243
– financial investments – at amortised cost	232	318
– financial investments at fair value through other comprehensive income	7,399	7,891
Other financial assets	1,040	1,139
Insurance contract assets	41	43
Reinsurance contract assets	145	121
Other assets and investment properties	905	870
Total assets	24,749	23,789
Liabilities under investment contracts designated at fair value	1,002	944
Insurance contract liabilities	20,595	20,004
Reinsurance contract liabilities	33	33
Deferred tax	2	0
Other liabilities	1,966	1,837
Total liabilities	23,598	22,818
Total equity	1,151	971
Total liabilities and equity	24,749	23,789
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Life direct participating and Investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total financial assets	21,284	20,623
Trading assets		0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	13,101	11,562
Derivatives	92	232
– financial investments – at amortised cost	218	298
– financial investments at fair value through other comprehensive income	6,947	7,497
Other financial assets	926	1,034
Insurance contract assets	0	0
Reinsurance contract assets	0	0
Other assets and investment properties	748	726
Total assets	22,032	21,349
Liabilities under investment contracts designated at fair value	0	0
Insurance contract liabilities	20,289	19,719
Reinsurance contract liabilities	0	0
Deferred tax	0	0
Other liabilities	0	0
Total liabilities	20,289	19,719
Total equity	0	0
Total liabilities and equity	20,289	19,719
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total financial assets	101	93
Trading assets		0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	78	85
Derivatives	0	0
– financial investments – at amortised cost	0	0
– financial investments at fair value through other comprehensive income	0	0
Other financial assets	23	8
Insurance contract assets	41	43
Reinsurance contract assets	145	121
Other assets and investment properties	75	13
Total assets	362	270
Liabilities under investment contracts designated at fair value	0	0
Insurance contract liabilities	306	285
Reinsurance contract liabilities	33	33
Deferred tax	0	0
Other liabilities	0	0
Total liabilities	339	318
Total equity	0	0
Total liabilities and equity	339	318
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total financial assets	942	883
Trading assets		0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	935	883
Derivatives	0	0
– financial investments – at amortised cost	0	0
– financial investments at fair value through other comprehensive income	0	0
Other financial assets	7	0
Insurance contract assets	0	0
Reinsurance contract assets	0	0
Other assets and investment properties	0	0
Total assets	942	883
Liabilities under investment contracts designated at fair value	1,002	944
Insurance contract liabilities	0	0
Reinsurance contract liabilities	0	0
Deferred tax	0	0
Other liabilities	0	0
Total liabilities	1,002	944
Total equity	0	0
Total liabilities and equity	1,002	944
Insurance manufacturing subsidiaries | Shareholder assets and liabilities
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total financial assets	1,331	1,156
Trading assets		0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	776	634
Derivatives	5	11
– financial investments – at amortised cost	14	20
– financial investments at fair value through other comprehensive income	452	394
Other financial assets	84	97
Insurance contract assets	0	0
Reinsurance contract assets	0	0
Other assets and investment properties	82	131
Total assets	1,413	1,287
Liabilities under investment contracts designated at fair value	0	0
Insurance contract liabilities	0	0
Reinsurance contract liabilities	0	0
Deferred tax	2	0
Other liabilities	1,966	1,837
Total liabilities	1,968	1,837
Total equity	1,151	971
Total liabilities and equity	£ 3,119	£ 2,808

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.